Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Note 9 - Subsequent Events

We have reviewed all material events through the date of this report in accordance with ASC 855-10.

Effective as of May 1, 2014, our wholly-owned subsidiary, Working Interest, LLC (“WILLC”), entered into a transaction pursuant to which (i) WILLC agreed to assign to Coal Creek Energy, LLC (“Coal Creek”) all of its working interests in certain oil leases comprising approximately 373 net acres in our Cherokee Project, and (ii) Coal Creek agreed to assign to WILLC all of its working interests in certain oil leases comprising approximately 791 net acres in our Cherokee Project. As a result of this transaction, we significantly consolidated our working interests and increased our net acreage in this project by approximately 5%. The net production associated with the producing leases that we assigned and received was comparable and less than 5 barrels of oil per day in each instance.

Note 14 - Subsequent Events

On March 14, 2014, Black Raven Energy, Inc. (“Black Raven”), a wholly-owned subsidiary of EnerJex Resources, Inc., a Nevada corporation, entered into a Settlement and Release Agreement (the “Settlement Agreement”) with Atlas Resources, LLC (“Atlas” and, together with Black Raven, individually a “Party” and together the “Parties”) pursuant to which the Parties settled certain disputes regarding the rights and obligations of the Parties under that certain Farmount Agreement dated effective as of July 23, 2010 (the “Farmount Agreement”).

Pursuant to the Settlement Agreement, among other matters, the Parties released each other from certain claims and obligations, the Farmount Agreement was terminated, and the Parties entered into a new Gathering Agreement and Contract Operating Agreement under which Atlas shall pay to Black Raven an Overhead Charge of $12,000 per month from December 1, 2013 through November 30, 2015. Unless the Contract Operating Agreement is terminated at the option of either Party after November 30, 2015, from and after December 1, 2015, the Overhead Charge per month shall be the lesser of (a) $12,000, and (b) an amount equal to $0.25 per thousand cubic feet of natural gas produced in each such month from wells that Black Raven operates for Atlas pursuant to the Contract Operating Agreement.

Pursuant to the Settlement Agreement, Atlas also agreed to pay Black Raven the sum of $687,938.50 and assign to Black Raven its rights to depth in any zone below the Niobrara formation on approximately 8,360 acres that are held by production in Phillips and Sedgwick Counties in the State of Colorado. In addition, Black Raven agreed to purchase seven non-producing wells from Atlas for the sum $150,000.